Note 8 - Investment in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance		$ 394,622	$ 338,316
Juanicipio oversight expenditures incurred 100% by MAG		0	384
Amortization of Juanicipio's oversight expenditures incurred 100% by MAG		(526)	(305)
Cash contributions and advances to Juanicipio (1)	[1]	0	24,992
Loan repayments from Juanicipio (2)	[2]	(92,361)	(25,714)
Dividends received from Juanicipio (3)	[3]	(26,400)	0
Total for the year		(119,286)	(642)
Income from equity accounted Investment in Juanicipio		92,875	65,099
Interest earned, reclassified to accounts receivable (4)	[4]	(4,197)	(8,150)
Balance		$ 364,014	$ 394,622

[1]	During the year ended December 31, 2024, no cash contributions and advances were made to Juanicipio (year ended December 31, 2023: $24,992 cash contributions and advances, with $22,726 in the form of loans and $2,276 in the form of equity).
[2]	During the year ended December 31, 2024, no loans to Juanicipio were converted into equity (year ended December 31, 2023: $7,251). As at December 31, 2024, the Company has advanced, net of aggregate repayments, $2,053 as shareholder loans to Juanicipio ( December 31, 2023: $94,414).
[3]	During the year ended December 31, 2024, an inaugural dividends payment amounting to $26,400 was received from Juanicipio (year ended December 31, 2023: nil).
[4]	A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. For the year ended December 31, 2024, the Company earned interest amounting to $4,197 (year ended December 31, 2023: $8,150) while $5,015 of interest payments were received from Juanicipio (year ended December 31, 2023: $7,639).